Segment Reporting (Tables)	6 Months Ended
Jun. 30, 2026
Segment Reporting [Abstract]
Schedule of Segment Reporting Information, by Segment

The following table shows the Group’s operations by business segment for the six months ended June 30, 2025 and 2026. Other represents revenue and expenses that are not allocated to reportable segments and corporate related items.

	For the six months ended June 30, 2026
	Agency	H&W	Other	Consolidated
	RMB	RMB	RMB	RMB	USD
	(In thousands)
Total revenues	224,493	1,687	—	226,180	33,334
Operating costs and expenses:	—	—	—	—	—
Cost of revenues	(96,946)	(1,651)	—	(98,597)	(14,531)
Selling expenses	(24,926)	—	—	(24,926)	(3,674)
General and administrative expenses	(51,647)	(11)	(18,087)	(69,745)	(10,279)
Total operating costs and expenses	(173,519)	(1,662)	(18,087)	(193,268)	(28,484)
Operating profit (loss)	50,974	25	(18,087)	32,912	4,850
Loss from fair value change	—	—	(1,112)	(1,112)	(164)
Investment loss	—	—	(804)	(804)	(118)
Reversal of (Provision for) credit losses	(800)	(1)	4,000	3,199	472
Interest income	114	—	7	121	18
Financial cost	(2,954)	—	(2)	(2,956)	(436)
Others,net	(17,115)	0	42,031	24,916	3,672
Income before income taxes	30,219	24	26,033	56,276	8,294
Income Tax expense	(5,223)	—	(2,977)	(8,200)	(1,209)
Net income	24,996	24	23,056	48,076	7,085
Net loss attributable to non-controlling interests	207	—	—	207	31
Net income attributable to AIFU Inc.	25,203	24	23,056	48,283	7,116

	For the six months ended June 30, 2025
	Agency	Other	Consolidated
	RMB	RMB	RMB
	(In thousands)
Total revenues	297,447	—	297,447
Operating costs and expenses:
Cost of revenues	(142,567)	—	(142,567)
Selling expenses	(33,228)	10,057	(23,171)
General and administrative expenses	(88,327)	(51,180)	(139,507)
Impairment loss
Total operating costs and expenses	(264,122)	(41,123)	(305,245)
Operating profit (loss)	33,325	(41,123)	(7,798)
Loss from fair value change	—	(17,960)	(17,960)
Investment income	10	5,015	5,025
Gains from disposal of subsidiaries	—	6,313	6,313
Interest income	16	16,605	16,621
Financial cost	(2,209)	—	(2,209)
Provision for credit losses	(37)	(487,546)	(487,583)
Others,net	73	22,573	22,646
Income (Loss) before income taxes	31,178	(496,123)	(464,945)
Income tax expense	(5,940)	(2,460)	(8,400)
Net income (loss)	25,238	(498,583)	(473,345)
Less: net loss attributable to non-controlling interests	4,406	—	4,406
Net income (loss) attributable to AIFU Inc.	29,644	(498,583)	(468,939)